Income Taxes - Net Operating Losses and Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses subject to expiration	$ 106,495
Net operating losses not subject to expiration	244,011
Tax credits	65,076
State
Operating Loss Carryforwards [Line Items]
Net operating losses subject to expiration	495,388
Net operating losses not subject to expiration	126
Tax credits	57,516
Foreign
Operating Loss Carryforwards [Line Items]
Net operating losses not subject to expiration	$ 11